UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: September 30

                   Date of reporting period: June 30, 2007


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.

Schedule of Investments
June 30, 2007

Corporate Bonds & Notes                                                                                              Value
Name of Issuer                                                                            Principal                (Note B)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Advertising - 2.13%
---------------------------------------------------------------------------------------------------------------------------
      Interpublic Group Co. Notes, 7.25%, 8/15/11 (a)                                      $ 29,900,000       $ 30,049,500


Automobile & Truck - 5.04%
---------------------------------------------------------------------------------------------------------------------------
      Collins and Aikman Products, 10.75%, 12/31/11 (f)                                      20,000,000            600,000
      Dana Credit Corp., 7.91%, 8/16/07 (c) (d)                                               1,746,072          1,763,533
      Dana Credit Corp., 6.59%, 12/01/07 (c) (d)                                              1,804,275          1,822,318
      Delphi Corp. Notes, 6.55%, 6/15/06 (f) (g)                                             36,950,000         43,970,500
      Dura Operating Corp. Senior Notes, Series B, 8.625%, 4/15/12 (f)                       35,310,000         22,951,500
                                                                                                        -------------------
                                                                                                                71,107,851

Broadcast Cable TV - 4.76%
---------------------------------------------------------------------------------------------------------------------------
      Charter Comm. Opt. LLC Senior Notes, Series 144A, 8%, 4/30/12 (i)                      40,000,000         40,500,000
      Charter Comm. Opt. LLC Senior Notes, Series 144A, 8.375%, 4/30/14 (i)                   5,000,000          5,087,500
      Clear Channel Communications Senior Notes, 4.625%, 1/15/08                              6,495,000          6,439,922
      Paxson Comm. Corp. Senior Secured Notes, Series 144A, FRN, 8.606%, 1/15/12 (i)         15,000,000         15,187,500
                                                                                                        ------------------
                                                                                                                67,214,922


Building & Construction - 1.09%
---------------------------------------------------------------------------------------------------------------------------
      Associated Materials, Inc. Senior Sub Notes, 9.75%, 4/15/12                            14,750,000         15,413,750


Chemicals - 5.23%
---------------------------------------------------------------------------------------------------------------------------
      Lyondell Chemical  Co. Senior Secured Notes, 10.5%, 6/01/13                            12,000,000         12,960,000
      Nova Chemicals Corp. Notes, 7.4%, 4/01/09 (a)                                          24,250,000         24,492,500
      Polyone Corp. Senior Unsecured Notes, 10.625%, 5/15/10                                  8,750,000          9,187,500
      Polyone Corp. Senior Notes, 8.875%, 5/01/12                                            20,000,000         19,850,000
      Reichhold Industries, Inc. Senior Notes, Series 144A, 9%, 8/15/14 (i)                   5,195,000          5,350,850
      Sterling Chemical, Inc., Series 144A, 10.25%, 4/01/15 (i)                               2,000,000          2,025,000
                                                                                                        -------------------
                                                                                                                73,865,850


Conglomerate - 0.42%
---------------------------------------------------------------------------------------------------------------------------
      Jordan Industries Senior Notes, Series D, 10.375%, 8/01/07                              6,000,000          5,880,000



Drug Stores - 0.45%
---------------------------------------------------------------------------------------------------------------------------
      Rite Aid Corp. Secured Notes, 7.5%, 1/15/15                                             6,500,000          6,418,750

Electrical Equipment - 0.52%
---------------------------------------------------------------------------------------------------------------------------
      Coleman Cable, Inc., 9.875%, 10/01/12                                                   7,000,000          7,315,000




Electrical Utilities - 5.46%
---------------------------------------------------------------------------------------------------------------------------
      IPALCO Enterprises, Inc. Senior Secured Notes, 8.375%, 11/14/08 (a)                    21,790,000         22,225,800
      Mirant Americas Genr, Inc. Senior Notes, 8.3%, 5/01/11 (f)                             17,000,000         17,552,500
      Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10 (a)                              33,000,000         37,290,000
                                                                                                        -------------------
                                                                                                                77,068,300


Energy/Natural Resources - 17.81%
---------------------------------------------------------------------------------------------------------------------------
      Clayton Williams Energy, 7.75%, 8/01/13                                                14,430,000         13,275,600
      CMS Energy Corp. Senior Notes, 8.5%, 4/15/11 (a)                                       15,357,000         16,333,997
      Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12                                 10,300,000          9,836,500
      Forest Oil Corp. Senior Notes, 8%, 6/15/08 (a)                                         20,405,000         20,660,063
      Forest Oil Corp. Senior Notes, 8%, 12/15/11                                            16,890,000         17,396,700
      Forest Oil Corp. Senior Notes, 7.75%, 5/01/14 (a)                                      11,604,000         11,720,040
      Frontier Oil Corp. Senior Notes, 6.625%, 10/01/11                                       6,668,000          6,501,300
      Giant Industries, 11%, 5/15/12                                                          7,201,000          7,597,055
      Giant Industries, 8%, 5/15/14                                                           6,720,000          7,273,056
      Gulfmark Offshore, Inc., 7.75%, 7/15/14                                                11,996,000         12,115,960
      Hanover Compression Co., 8.625%, 12/15/10                                              10,694,000         11,028,188
      Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (a) (e)                                         20,000,000         20,617,500
      Newfield Exploration Co. Senior Notes, Series B, 7.45%, 10/15/07 (a)                    7,000,000          7,008,750
      Northwest Pipeline Corp. Debentures, 6.625%, 12/01/07                                   4,615,000          4,626,537
      Parker Drilling Co. Senior Notes, 9.625%, 10/01/13                                     16,463,000         17,574,252
      Parker Drilling Co. Senior Notes, FRN 10.11%, 9/01/10                                  10,000,000         10,112,500
      Pogo Producing Co. Senior Sub. Notes, Series B, 8.25%, 4/15/11 (a)                     11,350,000         11,577,000
      Pogo Producing Co. Senior Sub. Notes, 7.875%, 5/01/13 (a)                               8,808,000          8,984,160
      Stone Energy Corp. Senior Notes, Series 144A, FRN, 8.106%, 7/15/10 (a) (i)             21,000,000         21,000,000
      Stone Energy Corp. Senior Sub. Notes, 8.25%, 12/15/11                                   4,296,000          4,296,000
      Universal Compression, Inc., 7.25%, 5/15/10                                             2,100,000          2,102,625
      W & T Offshore, Inc. Series 144A, 8.25%, 6/15/14 (i)                                   10,000,000          9,875,000
                                                                                                        ------------------
                                                                                                               251,512,783

Entertainment - 4.38%
---------------------------------------------------------------------------------------------------------------------------
      AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                                 16,710,000         16,375,800
      Cinemark USA, Inc. Senior Discount Notes, 0/9.75%, 3/15/14 (b)                         50,000,000         45,500,000
                                                                                                        ------------------
                                                                                                                61,875,800


Financial Services - 3.81%
---------------------------------------------------------------------------------------------------------------------------
      Equifax, Inc. Unsecured Notes, 4.95%, 11/01/07                                          3,000,000          2,994,255
      Finova Group, Inc. Notes, 7.5%,  11/15/09                                               4,360,745            948,462
      SLM Corp. Notes Series A, 3.625%, 3/17/08 (a)                                          50,737,000         49,838,448
                                                                                                        -------------------
                                                                                                                53,781,165


Food Processing - 3.61%
---------------------------------------------------------------------------------------------------------------------------
      B&G Foods Senior Sub. Notes, 8%, 10/01/11                                               1,000,000          1,000,000
      Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                     14,150,000         12,788,063
      Chiquita Brands Intl. Senior Notes, 8.875%, 12/01/15                                   22,500,000         21,234,375
      Dean Foods Co. Senior Notes, 6.625%, 5/15/09 (a)                                       13,032,000         12,966,840
      Mrs. Fields Brands Financing Notes, 9%, 3/15/11                                         3,500,000          2,940,000
                                                                                                        -------------------
                                                                                                                50,929,278

Gaming - 11.83%
---------------------------------------------------------------------------------------------------------------------------
      MGM Mirage, Inc. Senior Unsecured Notes, 8.5%, 9/15/10 (a)                             22,505,000         23,545,856
      Mandalay Resort Group Senior Sub. Notes, 9.375%, 2/15/10 (a)                           10,000,000         10,550,000
      Park Place Entertainment Senior Sub. Notes, 8.875%, 9/15/08 (a)                        30,795,000         31,641,862
      Park Place Entertainment Senior Notes, 7.5%, 9/01/09                                   17,000,000         17,382,500
      Trump Entertainment Resorts, Inc. Secured Notes, 8.5%, 6/01/15                         69,914,327         69,389,970
      Wimar Opco LLC / Fin. Corp. Senior Sub Notes Series 144A, 9.625%, 12/15/14 (i)         15,000,000         14,437,500
                                                                                                        ------------------
                                                                                                               166,947,688


Grocery Stores / Distributors - 0.91%
---------------------------------------------------------------------------------------------------------------------------
      Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (f)                                   15,000,000            675,000
      Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (f)                                      8,309,000            373,905
      Pathmark Stores, Inc. Senior Sub. Notes, 8.75%, 2/01/12                                11,500,000         11,845,000
                                                                                                        ------------------
                                                                                                                12,893,905

Health Care Diversified - 0.02%
---------------------------------------------------------------------------------------------------------------------------
      Global Health Sciences Co. Senior Notes, 11%, 5/01/08 (c) (f)                           4,925,568            320,162


Health Care Facilities - 4.18%
---------------------------------------------------------------------------------------------------------------------------
      Triad Hospitals, Inc. Senior Notes, 7%, 5/15/12                                        35,661,000         37,265,638
      Triad Hospitals, Inc. Senior Sub. Notes, 7%, 5/15/13                                   20,679,000         21,737,744
                                                                                                        -------------------
                                                                                                                59,003,382


Independent Power Producer - 3.80%
---------------------------------------------------------------------------------------------------------------------------
      Calpine Corp. Senior Secured Notes, Series 144A, 8.5%, 7/15/10 (a) (i)                 27,000,000         28,755,000
      Calpine Corp. Senior Secured Notes, Series 144A, 8.75%, 7/15/13 (a) (i)                23,000,000         24,840,000
                                                                                                        -------------------
                                                                                                                53,595,000


Machine / Tools - 0.98%
---------------------------------------------------------------------------------------------------------------------------
      Thermadyne Holdings Corp. Senior Sub. Notes, 9.25%, 2/01/14                            13,513,000         13,850,825


Marketing / Sales - 0.93%
---------------------------------------------------------------------------------------------------------------------------
      Harry and David, Senior Notes, 9%, 3/01/13                                             13,000,000         13,195,000


Metals & Mining - 0.27%
---------------------------------------------------------------------------------------------------------------------------
      Holdco Senior Secured PIK Notes, 8%, 3/31/10 (c)                                          257,293            257,293
      Kaiser Aluminum Chemical Corp. Senior Sub. Notes, 12.75%, 2/01/03 (c) (f) (g)          46,230,000          3,545,841
      LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (f)                                     7,776,278                 78
      LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (f)                                  7,286,184                 73
      National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06 (f) (g)                        495,425              2,477
                                                                                                        ------------------
                                                                                                                 3,805,762




Packaging & Container - 8.21%
---------------------------------------------------------------------------------------------------------------------------
      Jefferson Smurfit Corp., 8.25%, 10/01/12                                                4,000,000          3,970,000
      Owens-Illinois, Inc. Senior Notes, 7.35%, 5/15/08 (a)                                  25,000,000         25,062,500
      Pliant Corp. Secured PIK Notes, 11.625%, 6/15/09                                       25,069,562         26,949,779
      Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09 (f)                                25,000,000         24,500,000
      Stone Container Senior Notes, 8.375%, 7/01/12                                           6,000,000          6,007,500
      Tekni-Plex, Inc. Secured Notes, Series 144A, 10.875%, 8/15/12 (i)                       2,000,000          2,220,000
      Tekni-Plex, Inc. Senior Secured Notes, Series 144A, 8.75%, 11/15/13 (i)                27,500,000         27,225,000
                                                                                                        ------------------
                                                                                                               115,934,779

Paper/Forest Products - 2.24%
---------------------------------------------------------------------------------------------------------------------------
      American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (f) (g)           14,061,292            210,919
      Scotia Pacific Co. LLC, Series B, 7.11%, 1/20/14 (f)                                    8,500,000          7,905,000
      Scotia Pacific Co. LLC, Series B, 7.71%, 1/20/14 (f)                                   24,900,000         23,561,625
                                                                                                        ------------------
                                                                                                                31,677,544

Publishing - 1.28%
---------------------------------------------------------------------------------------------------------------------------
      Houghton Mifflin Co. Notes, 7.2%, 3/15/11                                              15,000,000         15,000,000
      McClatchy Co. Notes, 6.625%, 11/01/07                                                   3,000,000          3,006,642
                                                                                                        -------------------
                                                                                                                18,006,642


Real Estate Investment Trust - 3.23%
---------------------------------------------------------------------------------------------------------------------------
      Crescent Real Estate Eqt. Senior Notes, 9.25%, 4/15/09 (a)                             20,000,000         20,462,600
      Simon Property Group LP, 6.375%, 11/15/07 (a)                                          25,000,000         25,069,950
                                                                                                        -------------------
                                                                                                                45,532,550


Retail Food Chains - 0.08%
---------------------------------------------------------------------------------------------------------------------------
      Denny's Corp. Holding, Inc., 10%, 10/01/12                                                455,000            480,025
      Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (c) (f)                                   942,093            604,616
                                                                                                        -------------------
                                                                                                                 1,084,641


Textiles - 0.00%
---------------------------------------------------------------------------------------------------------------------------
      West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/05 (f) (g)                         25,725,000              2,573
      West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (f)                             11,750,000              1,175
                                                                                                        ------------------
                                                                                                                     3,748

Tires & Rubber - 3.94%
---------------------------------------------------------------------------------------------------------------------------
      Goodyear Tire & Rubber, 11%, 3/01/11                                                   31,250,000         33,945,312
      Goodyear Tire & Rubber, FRN 13.622%, 3/01/11                                           20,000,000         21,750,000
                                                                                                        ------------------
                                                                                                                55,695,312

Transportation - 1.26%
---------------------------------------------------------------------------------------------------------------------------
      Petro Stopping Center, 9%, 2/15/12                                                     12,804,000         13,508,220
      Union Pacific Corp. Senior Unsecured Notes, 5.75%, 10/15/07                             4,250,000          4,252,261
                                                                                                        ------------------
                                                                                                                17,760,481

Wireless Telecom - 0.25%
---------------------------------------------------------------------------------------------------------------------------
      Motorola, Inc. Notes, 4.608%, 11/16/07                                                  3,500,000          3,487,386


      Total Corporate Bonds & Notes -  98.12% (cost - $1,562,141,560)                                       $1,385,227,756
                                                                                                        -------------------



Foreign Bonds                                                                                                        Value
Name of issuer                                                                            Principal                (Note B)
---------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.93%
---------------------------------------------------------------------------------------------------------------------------
      Republic of Argentina, Series Par, 1.33/5.25%, 12/31/38 (e)                           $ 8,481,129        $ 3,498,466
      Republic of Argentina, Series Discount, 8.28%, 12/31/33                                 9,921,526          9,574,273
      Euro Stabilization Notes, 3/15/26                                                         106,000            110,699
                                                                                                        ------------------
      Total Foreign Bonds -  (cost - $11,861,865)                                                              $13,183,438
                                                                                                        -------------------



                                                                                          Number of                  Value
Stocks                                                                                      Shares                 (Note B)
Name of issuer
---------------------------------------------------------------------------------------------------------------------------
Common Stock - 10.76%
---------------------------------------------------------------------------------------------------------------------------
      American Restaurant Group, Inc. (h)                                                       710,555         $7,416,418
      Amtrol, Inc. (h)                                                                          640,565          5,648,252
      Chubb Corp.                                                                               444,720         24,077,141
      Core-Mark Holding Co., Inc. (h)                                                           241,361          8,684,169
      Darling International, Inc. (h)                                                           732,230          6,699,905
      General Chemical (c) (d) (h)                                                                1,077            565,425
      Holdco (c) (d) (h)                                                                         62,100            589,950
      International Airline Support Group (h)                                                   219,540              3,293
      JPMorgan Chase & Co.                                                                      370,000         17,926,500
      Kaiser Aluminum Corp.                                                                      39,757          2,897,490
      Kronos Worldwide, Inc.                                                                    270,700          6,835,175
      MAXXAM, Inc. (h)                                                                          200,000          5,600,000
      NL Industries                                                                             510,200          5,112,204
      Ormet Corp. (d) (h)                                                                       337,860          7,855,245
      The Penn Traffic Co. (h)                                                                  164,352          3,944,448
      Planet Hollywood International, Inc. (c) (d) (h)                                            2,402                 24
      Polymer Group, Inc., Class A (h)                                                          843,103         25,293,090
      Prandium (h)                                                                              869,935              2,610
      Romacorp, Inc. (d)                                                                         82,220          3,288,800
      Safelite Realty Corp. (c) (d) (h)                                                           7,403              3,702
      Sterling Chemical, Inc. (h)                                                               250,827          5,856,810
      Tokheim (d) (h)                                                                           180,224                901
      Viskase Cos., Inc. (d) (h)                                                              2,096,128          2,410,547
      WestPoint Stevens, Inc.  (h)                                                            1,600,000              1,600
      Zions Bancorporation                                                                      145,600         11,198,096
                                                                                                        ------------------
      Total Common Stocks -  (cost - $244,159,931)                                                            $151,911,795
                                                                                                        -------------------





Warrants                                                                                  Number of                  Value
Name of Issuer                                                                         Shares or Units             (Note B)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Warrants  - 0.66%
---------------------------------------------------------------------------------------------------------------------------
      Republic of Argentina Warrants (h)                                                     34,386,574         $5,020,440
      Core-Mark Holding Co., Inc. Warrants (c) (h)                                               48,142            927,696
      General Chemical A Warrants (c) (d) (h)                                                       622            227,541
      General Chemical B Warrants (c) (d) (h)                                                       461            107,907
      Key Energy Service Warrants (c) (h)                                                        15,000          3,039,450
      Sterling Chemical, Inc. Warrants (c) (h)                                                   91,385              2,741
                                                                                                        ------------------
      Total Warrants -  (cost - $9,954,838)                                                                     $9,325,775
                                                                                                        -------------------



      Total Investments -  110.47% (cost - $1,828,118,194)                                                   1,559,648,764
                                                                                                        -------------------

      Net Other Assets - (10.47%)                                                                             (147,830,152)
                                                                                                        -------------------

      Net Assets - 100%                                                                                    $ 1,411,818,612
                                                                                                        ===================


(a)   All or a portion of security has been pledged to collateralize short-term borrowings.
(b)   Represents a zero coupon bond that converts to a fixed rate at a designated future date.
      The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(c)   Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(d)   All or a portion of security is restricted.  The aggregate market value of restricted securities as of
      March 31, 2007 is $14,813,490 , which represents 1.05% of total net assets.  All of these securities are deemed to be liquid.
(e)   Represents a step-up coupon bond that converts to a fixed rate at a designated future date.
      The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(f)   Non-income producing security due to default or bankruptcy filing.
(g)   Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(h)   Non-income producing security.
(i)   Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $196,503,350 or 13.92% of net assets.

      PIK    Payment in Kind
      GBP  Principal denoted in British Pounds Sterling
      FRN   Floating Rate Note





Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2007


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2007




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2007


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2007




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2007             /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2007             /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)